Investment Objectives and Goals - FRANKLIN REAL ESTATE SECURITIES FUND	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN REAL ESTATE SECURITIES FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Maximize total return.